UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DW Investment Management, LP
Address: 590 Madison Avenue
         9th Floor
         New York, New York  10022

13F File Number:  028-14046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Warren
Title:     Chief Executive Officer
Phone:     212.751.6160

Signature, Place, and Date of Signing:

 /s/ David Warren     New York, New York/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $291,530 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     5070  2000000 SH       SOLE                  2000000
AMKOR TECHNOLOGY INC           COM              031652100     1290   325000 SH       SOLE                   325000
BEAZER HOMES USA INC           COM NEW          07556Q881    19464  1200000 sh       SOLE                  1200000
BROADCOM CORP                  CL A             111320107    13854   400000 SH       SOLE                   400000
CF INDS HLDGS INC              COM              125269100    61466   320000 SH       SOLE                   320000
COACH INC                      COM              189754104    22905   460808 SH       SOLE                   460808
E M C CORP MASS                COM              268648102    19036   800000 SH       SOLE                   800000
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     3122   625000 SH       SOLE                   625000
LIBERTY MEDIA CORP             DEB 4.000%11/1   530715AG6     8501 12967000 SH       SOLE                 12967000
METROPCS COMMUNICATIONS INC    COM              591708102     8171   750000 SH       SOLE                   750000
MPG OFFICE TR INC              COM              553274101    13607  4966067 SH       SOLE                  4966067
NOKIA CORP                     SPONSORED ADR    654902204      347    33000 SH       SOLE                    33000
PINNACLE ENTMT INC             COM              723456109    29850  2000000 SH       SOLE                  2000000
RYMAN HOSPITALITY PPTYS INC    COM              78377T107    13820   300000 SH       SOLE                   300000
SANDRIDGE ENERGY INC           COM              80007P307    15945  3000000 SH       SOLE                  3000000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      863    75000 SH  PUT  SOLE                    75000
SELECT SECTOR SPDR TR          SBI MATERIALS    81369Y100     9796   250000 SH       SOLE                   250000
SPDR S&P 500 ETF TR            TR UNIT          78462F103     2925    37500 SH  PUT  SOLE                    37500
SUNCOKE ENERGY INC             COM              86722a103    22066  1350000 SH       SOLE                  1350000
UNITED STATES CELLULAR CORP    COM              911684108     2714    75000 SH       SOLE                    75000
WALTER ENERGY INC              COM              93317Q105     1425    50000 SH       SOLE                    50000
WESTERN UN CO                  COM              959802109    13496   900000 SH       SOLE                   900000
WHITEWAVE FOODS CO             COM CL A         966244105     1797   105603 SH       SOLE                   105603